Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2019
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Disclosure of Detailed Information About Employee Benefits

Details of the employee benefits are as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(euros in thousands)
Salaries and wages	3,454	2,876	6,476	5,505
WBSO subsidy	(1,071)	(733)	(2,319)	(1,900)
Social security premiums	291	198	579	449
Health insurance	65	69	215	188
Pension costs	294	188	564	390
Share-based compensation	1,806	2,109	3,058	4,554
Other personnel expense	1,150	224	1,786	433

Total employee benefits expense	5,989	4,931	10,359	9,619

Schedule of Share-based Compensation Expenses Recognized as Employee Benefit Expenses

Share-based compensation expense recognized as employee benefit expenses was as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(euros in thousands)
R&D costs	715	714	1,482	1,525
Management and administration costs	919	1,343	1,255	2,852
Other expenses	172	52	321	177

	1,806	2,109	3,058	4,554